UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

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1.     Name and address of issuer:
         SunAmerica Series Trust
         The SunAmerica Center
         733 Third Avenue
         New York, NY 10017-3204

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2.     Name of each series or class of securities for which this notice is filed
       (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                             SunAmerica Series Trust

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3.     Investment Company Act File Number:            811-7238

       Securities Act File Number:                    33-52742

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4(a)   Last day of fiscal year for which this notice is filed:

                                January 31, 2002

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4(b)   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c)   [ ] Check box if this is the last time the issuer will be filing this
       Form.

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5.     Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24f-2:

                                                                   $108,526,060
                                                                   ------------

       (ii) Aggregate price of securities redeemed or repurchased During the fiscal year:

                                                                    $ 73,734,656
                                                                    ------------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce Registration fees payable to the Commission:
                                                                          $ 0.00
                                                                          ------

       (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                    $ 73,734,656
                                                                    ------------

       (v)    Net sales ---- if Item 5(i) is greater than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:

                                                                   $ 34,791,404
                                                                   ------------

       (vi)   Redemption credits available for use in future years
                                                                          $ 0.00
                                                                          ------

                  ---- if Item 5(i) is less than Item 5(iv)[subtract
                  Item 5(iv) from Item 5(i)]:
                                                                         $ 0.00
                                                                         ------

       (vii)  Multiplier for determining registration fee (See Instruction C9):

                                                                        X.000092
                                                                        --------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii) (Enter "0" if no fee is due):

                                                                    = $ 3,200.81
                                                                    ------------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None .

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7.     Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): + $0.00

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

                                                                    = $ 3,200.81
                                                                    ------------

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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:    April 30, 2002
                                           --------------

              Method of Delivery: [X] Wire Transfer
                                  [ ] Mail or other means

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:

/s/MAURICE HEBERT
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MAURICE HEBERT
VICE PRESIDENT & CONTROLLER


Date: April 30, 2002
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